Stock-Based Compensation Costs (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 934,329	$ 1,084,050	$ 2,857,289	$ 3,502,079	$ 4,523,668	$ 1,456,776
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	275,429	209,411	830,180	756,997	979,792	572,741
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 658,900	$ 874,639	$ 2,027,109	$ 2,745,082	$ 3,543,876	$ 884,035